Related Party Transactions (Details Narrative) (10-K) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 13, 2017	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2018	Nov. 30, 2018	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	May 31, 2018	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	May 31, 2017
Proceeds from sale of Private Units						$ 50,000	$ 1,000,003
General and administrative expense		$ 567,953	$ 430,010			1,692,341	$ 3,811,612	$ 4,353,189	$ 530,564
Repayment of loan									120,089
Loan payable - Related party								$ 93,761	$ 81,618
Private Placement [Member]
Sale of stock, price per share								$ 10.00
Number of shares purchased	7,000							254,500
Proceeds from sale of Private Units								$ 2,545,000
Common Stock [Member]
Shares issued		7,858,975	5,861,475	4,667,827	4,667,827	7,858,975	5,861,475	7,003,975	2,252,743	7,858,975	7,753,975	2,253,166	1,437,500
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares forfeiture								137,500
Description of exception on shares								(i) the Founder Shares and the shares of common stock underlying the Private Units are subject to certain transfer restrictions, and (ii) the Sponsor has entered into a letter agreement, pursuant to which it has agreed (A) to waive its redemption rights with respect to the Founder Shares, and the shares of common stock underlying the Private Units and the Public Units in connection with the completion of a Business Combination and (B) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and the shares of common stock underlying the Private Units if the Company fails to complete a Business Combination within 12 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
Number of shares agreed to be purchased under commitment								26,250
Monthly fees for office space, utilities and secretarial and administrative support								$ 10,000
General and administrative expense				$ 30,080
Amount of loan for Initial Public Offering and working capital purposes								$ 201,707
Debt maturity date								Dec. 31, 2017
Repayment of loan					$ 120,089
I-AM Capital Partners LLC (the "Sponsor") [Member] | Private Placement [Member]
Sale of stock, price per share	$ 10.00
Number of shares purchased	7,000
I-AM Capital Partners LLC (the "Sponsor") [Member] | Common Stock [Member]
Shares issued													1,437,500
Stock issued for capital contribution													$ 25,000
Sale of stock, price per share								$ 12.00